Leases - Statement of profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial position relating to leases
Depreciation charges	$ 5,759	$ 3,846	$ 2,949
Interest expense (included in finance cost)	2,072	693	1,343
Right-of-use assets Buildings
Financial position relating to leases
Depreciation charges	3,657	2,839	2,179
Right-of-use assets Vehicles
Financial position relating to leases
Depreciation charges	2,067	971	735
Leased equipment
Financial position relating to leases
Depreciation charges	$ 35	$ 36	$ 35